Risk management and concentrations of risk (Tables)	9 Months Ended
Sep. 30, 2021
Risk management and concentrations of risk
Schedule of interest rate swap agreements

As of September 30, 2021, the following interest rate swap agreements were outstanding:

			Fair
			value		Fixed
	Interest		carrying		interest
	rate	Notional	amount		rate
(in thousands of U.S. dollars)	index	amount	liability	Term	(1)
LIBOR-based debt
Lampung interest rate swaps (2)	LIBOR	$68,159	$(3,427)	Sep 2026	2.800%
$385 million facility swaps (2)	LIBOR	$53,260	$(3,739)	Jan 2026	2.941%
$385 million facility swaps (2)	LIBOR	$53,260	$(3,473)	Oct 2025	2.838%
$385 million facility swaps (2)	LIBOR	$53,260	$(3,370)	Jan 2026	2.735%
$385 million facility swaps (2)	LIBOR	$53,260	$(3,219)	Jan 2026	2.650%
1)	Excludes the margins paid on the floating-rate debt.
2)	All interest rate swaps are U.S. dollar denominated and principal amount reduces quarterly from the effective date of the interest rate swaps.

Schedule of fair value of derivative instruments

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the consolidated balance sheets. All derivatives are designated as cash flow hedging instruments.

Fair value of derivative instruments

	Current	Long-term	Current	Long-term
	assets:	assets:	liabilities:	liabilities:
	derivative	derivative	derivative	derivative
(in thousands of U.S. dollars)	instruments	instruments	instruments	instruments
As of September 30, 2021
Interest rate swaps	$—	$—	$(6,092)	$(11,136)
As of December 31, 2020
Interest rate swaps	$—	$—	$(6,945)	$(19,530)

Schedule of effect of cash flow hedge accounting on the consolidated statement of income

The following effects of cash flow hedges relating to interest rate swaps are included in interest expense and income tax expense in the consolidated statements of income which are the same lines as the earnings effects of the hedged item for the three and nine months ended September 30, 2021 and 2020.

Effect of cash flow hedge accounting on the consolidated statement of income

	Three months ended		Nine months ended
	September 30, 2021		September 30, 2021
	Interest	Income tax	Interest	Income tax
(in thousands of U.S. dollars)	expense	benefit	expense	benefit
Gain (loss) on interest rate swaps in cash flow hedging relationships:
Reclassification from accumulated other comprehensive income included in hedge effectiveness	$(2,034)	$—	$(6,524)	$—
Amortization of amount excluded from hedge effectiveness	189	—	599	—
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach	(256)	43	(768)	160
Total gains (losses) on derivative instruments	$(2,101)	$43	$(6,693)	$160

	Three months ended		Nine months ended
	September 30, 2020		September 30, 2020
	Interest	Income tax	Interest	Income tax
(in thousands of U.S. dollars)	expense	benefit	expense	benefit
Gain (loss) on interest rate swaps in cash flow hedging relationships:
Reclassification from accumulated other comprehensive income included in hedge effectiveness	$(1,906)	$—	$(3,716)	$—
Amortization of amount excluded from hedge effectiveness	232	—	632	—
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach	(256)	61	(768)	190
Total gains (losses) on derivative instruments	$(1,930)	$61	$(3,852)	$190

Schedule of effect of cash flow hedge accounting on accumulated OCI and earnings

Effect of cash flow hedge accounting on accumulated other comprehensive income (OCI) and earnings

	Cash Flow Hedge
	Accumulated other comprehensive income			Earnings
	Before tax		Accumulated
	gains	Tax benefit	OCI:	Interest	Tax
(in thousands of U.S. dollars)	(losses)	(expense)	Net of tax	expense	benefit
Accumulated OCI as of December 31, 2020	$(29,486)	(86)	$(29,572)
Effective portion of unrealized loss on cash flow hedge	2,124	—	2,124
Reclassification from accumulated other comprehensive income included in hedge effectiveness	6,524	—	6,524	(6,524)	—
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach	768	(160)	608	(768)	160
Other comprehensive income for period	9,416	(160)	9,256
Accumulated OCI as of September 30, 2021	$(20,070)	(246)	$(20,316)
Gain (loss) reclassified to earnings				$(7,292)	$160

The effect of cash flow hedges relating to interest rate swaps and the related tax effects on other comprehensive income, changes in accumulated other comprehensive income (“OCI”) and on earnings is as follows as of and for the period ended December 31, 2020.

Effect of cash flow hedge accounting on accumulated other comprehensive income (OCI) and earnings

	Cash Flow Hedge
	Accumulated other comprehensive income			Earnings
	Before tax		Accumulated
	gains	Tax benefit	OCI:	Interest	Tax
(in thousands of U.S. dollars)	(losses)	(expense)	Net of tax	expense	benefit
Accumulated OCI as of December 31, 2019	$(18,119)	176	$(17,943)
Initial value of interest rate swap to be recognized in earnings on amortization approach	(18,331)	—	(18,331)
Effective portion of unrealized loss on cash flow hedge	3,716	—	3,716	(3,716)	—
Reclassification from accumulated other comprehensive income included in hedge effectiveness	768	(190)	578	(768)	190
Other comprehensive income for period	(13,847)	(190)	(14,037)
Accumulated OCI as of September 30, 2020	$(31,966)	(14)	$(31,980)
Gain (loss) reclassified to earnings				$(4,484)	$190
Other comprehensive income for the period from October 1, 2020 to December 31, 2020	2,480	(72)	2,408
Accumulated OCI as of December 31, 2020	$(29,486)	(86)	$(29,572)